Mobile Financial Services activities - Book value of derivatives, net (Details) - Derivatives [member] - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (58)	€ 54
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (58)	€ 54